Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
Schedule of Group's Share Capital	The details of the Group’s share capital are as follows:
	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2020	3,408,646	341	11,312,643
Issuance of shares	2,491,247	249	6,257,155
Issuance of rights	-	-	7,149,995
Shares outstanding as December 31, 2021	5,899,893	590	24,719,793
Issuance of shares	54,733,443	5,473	53,239,760
Shares outstanding as December 31, 2022	60,633,336	6,063	72,959,554
	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2022	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2020	3,408,646	341	$11,312,643
Issue and fully paid common shares of US$0.0001 as at December 31, 2021	5,899,893	590	$24,719,794
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	60,633,336	6,063	$72,959,554

Schedule of Series A, C And D Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock	Holders of Series A, C and D Convertible Preferred Stock converted certain preferred stock to common stock during 2021. Following table shows the changes of the preferred stock during 2021:
	Preferred A		Preferred C		Preferred D		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2020	-	-	-	-	-	-		-
New issued during the year	1,500,000	1,500,000	150,000	1,500,000	100,000	3,900,000		6,900,000
Converted to common stock	(260,000)	(260,000)	-	-	(20,000)	(780,000)		(1,040,000)
At December 31, 2021	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Changes	-	-	-	-	-	-		-
At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000		5,860,000
Common shares convertible	1,240,000	N/A	750,000	N/A	1,040,000	N/A	3,030,000	N/A